ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2015
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of percentage of ownership in subsidiaries, its VIEs and its equity investees

Details of the Company’s principal subsidiaries, VIEs, a VIE’s subsidiary as of December 31, 2015 are as follows:

Company	Date of incorporation/ registration	Place of incorporation/ registration	Percentage of ownership	Principal activities
Subsidiaries of the Company:
Cheetah Technology Corporation Limited (“Cheetah Technology”)	August 26, 2009	Hong Kong	100%	Investment holding, provision of online advertising services and provision of online games publishing services.
Zhuhai Juntian Electronic Technology Co., Ltd. (“Zhuhai Juntian”)	September 28, 2000	The PRC	100%	Investment holding, research and development and provision of internet security services
Beijing Kingsoft Internet Security Software Co., Ltd. (“Beijing Security”)	November 30, 2009	The PRC	100%	Provision of internet security services and research and development of online applications
Conew.com Corporation (“Conew”)	October 6, 2008	British Virgin Islands (“BVI”)	100%	Investment holding
Conew Network Technology (Beijing) Co., Ltd. (“Conew Network”)	March 19, 2009	The PRC	100%	Research and development of mobile applications and provision of online marketing services
Cheetah Mobile America, Inc. (“Cheetah Mobile America”)	November 28, 2012	United States	100%	Provision of mobile marketing and value-added services
Hongkong Zoom Interactive Network Marketing Technology Limited (“HK Zoom”)	July 4, 2014	Hong Kong	100%	Provision of online marketing services
Hong Kong Youloft Technology Limited (“Youloft HK”)	August 1, 2014	Hong Kong	51.9%	Provision of online marketing services
Chongqing Calendar Technology Co., Ltd. (“Calendar”)	December 3, 2014	The PRC	100%	Provision of online marketing services
Hongkong Cheetah Mobile Technology Limited (“Hongkong”)	March 9, 2015	Hong Kong	100%	Investment holding
Cheetah Information Technology Company Limited (“Cheetah Information”)	March 9, 2015	Hong Kong	100%	Investment holding
Beijing Kingsoft Cheetah Technology Co., Ltd. (“Kingsoft Cheetah”)	April 30, 2015	The PRC	100%	Research and development of mobile applications and provision of online marketing services
MobPartner S.A.S. (“MobPartner”)	February 23, 2010	France	100%	Provision of online marketing services
MobPartner Inc.	September 20, 2013	United States	100%	Provision of online marketing services
MobPartner UK Limited	July 8, 2014	United Kingdom	100%	Provision of online marketing services
Moxiu Technology (Beijing) Co., Ltd (“Moxiu Technology”)	June 12, 2008	The PRC	52.10%	Provision of mobile application development
Beijing Antutu Technology Co., Ltd. (iii)	June 14,2013	The PRC	100%	Research and development of mobile applications
Guangzhou Kingsoft Network Technology Co., Ltd. (iii)	September 1, 2013	The PRC	100%	Research and development of mobile applications
VIEs
Beijing Conew Technology Development Co., Ltd. (“Beijing Conew”)	December 22, 2005	The PRC	Nil	Dormant
Beijing Cheetah Mobile Technology Co., Ltd.(“Beijing Mobile”) (i)	April 15, 2009	The PRC	Nil	Provision of online marketing services
Beijing Cheetah Network Technology Co., Ltd. (“Beijing Network”) (ii)	July 18, 2012	The PRC	Nil	Provision of internet value-added services

Subsidiary of VIE

Suzhou Jiangduoduo Technology Co., Ltd. (“Suzhou JDD”)	January 8, 2014	The PRC	75%	Provision of online lottery sales services

(i)	On August 10, 2015, Beike (Beijing) Security Technology Co., Ltd. was renamed as Beijing Mobile.
(ii)	On August 10, 2015, Beijing Kingsoft Network Technology Co., Ltd. was renamed as Beijing Network.
(iii)

On October 13, 2015 and October 19, 2015, respectively, the VIE contractual arrangements with respect of Beijing Antutu and Guangzhou Network were terminated. As a result, Beijing Antutu and Guangzhou Network became the wholly-owned subsidiaries of Beijing Security. The termination of VIE contractual arrangements had no impact on the Company’s operations and consolidated financial statements as both Beijing Aututu and Guangzhou Network were consolidated by the Company prior to and after the termination.

Schedule of carrying amounts and classifications of the assets and liabilities of the VIEs

	As of December 31,
	2014	2015
	RMB	RMB	US$

Cash and cash equivalents	69,702	148,161	22,872
Accounts receivable	125,909	204,798	31,615
Prepayments and other current assets	40,702	148,896	22,986
Due from related parities	224,776	134,349	20,740

Total current assets	461,089	636,204	98,213

Property and equipment , net	35,026	52,114	8,045
Intangible assets, net	32,323	5,864	905
Goodwill	24,708	962	149
Investment in equity investees	52,778	49,442	7,633
Other long term investments	120,000	125,265	19,338
Other non-current assets	5,932	4,396	677

Total non-current assets	270,767	238,043	36,747

Total assets	731,856	874,247	134,960

Accounts payable	37,818	62,745	9,686
Accrued expenses and other current liabilities	95,809	139,927	21,601
Deferred revenue	34,225	29,296	4,523
Due to related parties (i)	422,673	523,781	80,858

Total current liabilities	590,525	755,749	116,668

Other non-current liabilities	2,828	2,160	333

Total non-current liabilities	2,828	2,160	333

Total liabilities	593,353	757,909	117,001

(i)

As of December 31, 2014 and 2015, the balances due to related parties of the VIEs and a VIE’s subsidiary mainly represented amounts due to subsidiaries of the Group of RMB411,212 and RMB478,385 (US$73,850), respectively, which were eliminated upon consolidation by the Company.

Schedule of financial performance and cash flows of the VIEs

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Revenues	682,250	1,536,443	1,817,642	280,596
Cost of revenues	167,138	596,371	1,338,932	206,695
Net income(loss)	77,207	13,847	(43,325)	(6,688)
Net cash provided by operating activities	102,861	188,513	110,090	16,995
Net cash used in investing activities	(22,814)	(267,346)	(31,043)	(4,792)
Net cash provided by (used in) financing activities	13,000	6,750	(588)	(91)